Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Multi-Sector Account Portfolios, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2014
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2014